Quarterly Holdings Report
for
Fidelity® Corporate Bond ETF
May 31, 2022
T12-NPRT3-0722
1.9862233.107

Schedule of Investments May 31, 2022 (Unaudited)
Showing Percentage of Net Assets
Nonconvertible Bonds – 93.1%
	Principal Amount(a)	Value
COMMUNICATION SERVICES – 8.7%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.:
3.55% 9/15/55	$ 712,000	$ 570,082
3.65% 6/1/51 to 9/15/59	785,000	644,997
3.80% 12/1/57	819,000	675,427
4.30% 2/15/30	332,000	334,741
4.50% 5/15/35	293,000	292,561
Level 3 Financing, Inc. 3.40% 3/1/27 (b)	361,000	324,695
Verizon Communications, Inc.:
2.10% 3/22/28	218,000	198,283
2.55% 3/21/31	992,000	878,127
3.70% 3/22/61	715,000	593,913
4.40% 11/1/34	362,000	362,201
		4,875,027
Entertainment – 0.9%
Magallanes, Inc.:
3.755% 3/15/27 (b)	142,000	137,825
4.054% 3/15/29 (b)	49,000	46,944
4.279% 3/15/32 (b)	537,000	501,905
5.05% 3/15/42 (b)	171,000	154,562
5.141% 3/15/52 (b)	626,000	560,108
5.391% 3/15/62 (b)	345,000	309,084
		1,710,428
Interactive Media & Services – 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	235,000	205,132
3.575% 4/11/26 (b)	200,000	195,975
		401,107
Media – 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp. 4.50% 8/15/30 (b)	943,000	851,623
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.70% 4/1/51	408,000	295,584
3.85% 4/1/61	300,000	212,341
4.20% 3/15/28	478,000	462,668
5.375% 5/1/47	338,000	310,193
Comcast Corp.:
2.45% 8/15/52	402,000	284,020
2.937% 11/1/56 (b)	405,000	302,036
2.987% 11/1/63 (b)	405,000	292,691
Discovery Communications LLC 4.125% 5/15/29	495,000	472,494
Fox Corp.:
3.50% 4/8/30	358,000	332,514
4.709% 1/25/29	259,000	262,118
5.476% 1/25/39	78,000	79,736

		Principal Amount(a)	Value

5.576% 1/25/49		$ 310,000	$ 321,719
The Walt Disney Co.:
3.60% 1/13/51		416,000	368,378
3.80% 3/22/30		421,000	417,546
4.75% 11/15/46		204,000	211,815
Time Warner Cable LLC:
4.50% 9/15/42		313,000	261,034
5.875% 11/15/40		474,000	471,581
7.30% 7/1/38		378,000	418,752
			6,628,843
Wireless Telecommunication Services – 1.6%
Rogers Communications, Inc.:
3.80% 3/15/32 (b)		349,000	331,021
4.30% 2/15/48		100,000	87,171
4.55% 3/15/52 (b)		370,000	343,690
T-Mobile USA, Inc.:
2.40% 3/15/29 (b)		242,000	213,889
2.70% 3/15/32 (b)		530,000	458,104
3.75% 4/15/27		532,000	525,224
Vodafone Group PLC:
3.25% 6/4/81 (c)		250,000	221,516
4.375% 5/30/28		532,000	541,781
5.25% 5/30/48		344,000	344,397
			3,066,793
TOTAL COMMUNICATION SERVICES	16,682,198
CONSUMER DISCRETIONARY – 4.2%
Automobiles – 1.7%
Ford Motor Co. 3.25% 2/12/32		850,000	713,305
Ford Motor Credit Co. LLC 4.95% 5/28/27		500,000	497,641
General Motors Co.:
5.40% 4/1/48		300,000	277,641
5.95% 4/1/49		386,000	381,670
General Motors Financial Co., Inc. 3.10% 1/12/32		450,000	380,455
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)		450,000	393,861
4.75% 11/13/28 (b)		550,000	560,803
			3,205,376
Diversified Consumer Services – 0.1%
Ingersoll-Rand Luxembourg Finance SA 3.80% 3/21/29		250,000	240,035
Hotels, Restaurants & Leisure – 0.2%
McDonald's Corp. 3.625% 9/1/49		152,000	129,230

Quarterly Report	2

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
CONSUMER DISCRETIONARY – continued
Hotels, Restaurants & Leisure – continued
Starbucks Corp. 4.45% 8/15/49		$ 365,000	$ 341,921
			471,151
Household Durables – 0.1%
Toll Brothers Finance Corp. 4.375% 4/15/23		269,000	269,619
Internet & Direct Marketing Retail – 0.1%
Alibaba Group Holding Ltd. 2.125% 2/9/31		200,000	166,200
Multiline Retail – 0.3%
Dollar Tree, Inc. 4.00% 5/15/25		478,000	482,615
Specialty Retail – 1.7%
Advance Auto Parts, Inc. 1.75% 10/1/27		338,000	294,067
AutoNation, Inc.:
3.85% 3/1/32		470,000	421,339
4.75% 6/1/30		19,000	18,541
Genuine Parts Co. 2.75% 2/1/32		450,000	386,404
Lowe's Companies, Inc. 3.65% 4/5/29		611,000	591,236
O'Reilly Automotive, Inc. 4.35% 6/1/28		416,000	421,147
Tapestry, Inc. 3.05% 3/15/32		864,000	731,921
The Home Depot, Inc. 3.90% 6/15/47		348,000	322,905
			3,187,560
TOTAL CONSUMER DISCRETIONARY	8,022,556
CONSUMER STAPLES – 7.3%
Beverages – 2.0%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.70% 2/1/36		198,000	200,414
4.90% 2/1/46		288,000	287,192
Anheuser-Busch InBev Finance, Inc.:
4.70% 2/1/36		204,000	206,487
4.90% 2/1/46		542,000	540,479
Anheuser-Busch InBev Worldwide, Inc.:
3.50% 6/1/30		653,000	629,092
4.50% 6/1/50		436,000	414,710
4.90% 1/23/31		465,000	491,111
Constellation Brands, Inc. 2.875% 5/1/30		283,000	252,040

		Principal Amount(a)	Value

Molson Coors Brewing Co.:
3.00% 7/15/26		$ 381,000	$366,701
5.00% 5/1/42		475,000	459,131
			3,847,357
Food & Staples Retailing – 0.7%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		309,000	274,934
CVS Health Corp.:
4.78% 3/25/38		246,000	244,770
4.875% 7/20/35		134,000	138,075
5.05% 3/25/48		466,000	474,665
5.125% 7/20/45		171,000	173,997
			1,306,441
Food Products – 2.1%
Conagra Brands, Inc. 4.60% 11/1/25		371,000	378,154
JBS Finance Luxembourg Sarl 2.50% 1/15/27 (b)		1,000,000	894,630
JBS U.S.A. Lux SA / JBS U.S.A. Food Co. / JBS U.S.A. Finance, Inc.:
3.00% 5/15/32 (b)		955,000	784,294
4.375% 2/2/52 (b)		405,000	313,729
5.50% 1/15/30 (b)		530,000	514,100
McCormick & Co., Inc. 1.85% 2/15/31		261,000	213,767
Smithfield Foods, Inc. 3.00% 10/15/30 (b)		135,000	116,232
Viterra Finance BV 4.90% 4/21/27 (b)		780,000	772,796
			3,987,702
Tobacco – 2.5%
Altria Group, Inc.:
2.45% 2/4/32		440,000	354,757
4.25% 8/9/42		155,000	124,471
4.40% 2/14/26		188,000	190,633
4.80% 2/14/29		453,000	452,560
BAT Capital Corp.:
2.259% 3/25/28		404,000	349,256
2.726% 3/25/31		480,000	395,939
3.557% 8/15/27		1,006,000	947,480
3.984% 9/25/50		440,000	315,949
Imperial Brands Finance PLC:
3.50% 7/26/26 (b)		550,000	525,704
4.25% 7/21/25 (b)		250,000	248,144
Reynolds American, Inc. 4.45% 6/12/25		1,007,000	1,019,906
			4,924,799
TOTAL CONSUMER STAPLES	14,066,299
3	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
ENERGY – 10.3%
Energy Equipment & Services – 1.3%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	$ 800,000	$ 727,085
DCP Midstream Operating LP:
3.875% 3/15/23	530,000	529,553
5.125% 5/15/29	945,000	945,095
3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (b)(c)(d)	418,000	366,795
		2,568,528
Oil, Gas & Consumable Fuels – 9.0%
Canadian Natural Resources Ltd.:
4.95% 6/1/47	134,000	133,467
6.25% 3/15/38	350,000	385,203
Cenovus Energy, Inc.:
2.65% 1/15/32	99,000	85,210
3.75% 2/15/52	290,000	232,489
4.25% 4/15/27	1,038,000	1,040,827
5.40% 6/15/47	288,000	293,612
6.75% 11/15/39	71,000	79,967
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	405,000	421,303
ConocoPhillips 6.50% 2/1/39	331,000	405,964
Eastern Gas Transmission & Storage, Inc.:
3.00% 11/15/29 (b)	418,000	377,515
3.90% 11/15/49 (b)	356,000	295,431
Enbridge, Inc.:
4.25% 12/1/26	214,000	216,153
5.50% 12/1/46	124,000	133,578
5.75% 7/15/80 (c)	475,000	451,084
Energy Transfer LP:
4.00% 10/1/27	452,000	438,708
4.20% 9/15/23	448,000	453,426
4.25% 4/1/24	228,000	229,547
4.95% 6/15/28	238,000	241,361
5.00% 5/15/50	300,000	270,012
5.40% 10/1/47	316,000	290,871
5.80% 6/15/38	123,000	121,282
6.00% 6/15/48	257,000	254,088
Enterprise Products Operating LLC:
4.85% 3/15/44	204,000	198,045
4.90% 5/15/46	183,000	175,822
Equinor ASA 2.375% 5/22/30	382,000	344,182
Hess Corp.:
4.30% 4/1/27	194,000	193,573
5.60% 2/15/41	410,000	417,643
6.00% 1/15/40	405,000	430,153

		Principal Amount(a)	Value

Magellan Midstream Partners LP 3.25% 6/1/30		$ 473,000	$ 434,165
Marathon Petroleum Corp. 4.75% 9/15/44		465,000	428,919
MPLX LP:
1.75% 3/1/26		501,000	458,232
2.65% 8/15/30		442,000	383,810
4.875% 12/1/24		130,000	133,012
Occidental Petroleum Corp.:
2.90% 8/15/24		86,000	83,850
3.45% 7/15/24		481,000	474,747
Ovintiv Exploration, Inc. 5.625% 7/1/24		356,000	374,444
Ovintiv, Inc.:
7.20% 11/1/31		270,000	306,187
8.125% 9/15/30		148,000	173,776
Petroleos Mexicanos:
5.35% 2/12/28		394,000	346,484
6.49% 1/23/27		85,000	81,192
6.50% 3/13/27		280,000	267,103
Plains All American Pipeline LP / PAA Finance Corp.:
3.85% 10/15/23		410,000	411,376
4.65% 10/15/25		416,000	421,126
Qatar Petroleum 2.25% 7/12/31 (b)		1,090,000	967,375
Spectra Energy Partners LP 3.375% 10/15/26		178,000	173,522
Suncor Energy, Inc.:
6.50% 6/15/38		255,000	291,676
6.85% 6/1/39		166,000	197,611
The Williams Companies, Inc.:
3.50% 11/15/30		272,000	252,904
5.75% 6/24/44		360,000	374,650
TransCanada PipeLines Ltd. 4.875% 5/15/48		356,000	359,596
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30		26,000	24,065
Western Midstream Operating LP 4.55% 2/1/30		1,174,000	1,122,191
			17,152,529
TOTAL ENERGY	19,721,057
FINANCIALS – 30.2%
Banks – 14.1%
Banco Santander SA 2.749% 12/3/30		1,200,000	994,377
Bank of America Corp.:
2.676% 6/19/41 (c)		939,000	723,622
3 month U.S. LIBOR + 1.190% 2.884% 10/22/30 (c)(d)		487,000	439,808

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Banks – continued
3 month U.S. LIBOR + 1.180% 3.194% 7/23/30 (c)(d)	$ 495,000	$ 457,708
3 month U.S. LIBOR + 0.097% 3.458% 3/15/25 (c)(d)	337,000	336,778
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (c)(d)	362,000	353,782
4.20% 8/26/24	269,000	273,380
4.25% 10/22/26	518,000	523,775
4.45% 3/3/26	310,000	313,743
Bank of Ireland Group PLC 4.50% 11/25/23 (b)	600,000	605,072
Bank of Nova Scotia 4.50% 12/16/25	466,000	473,231
Barclays PLC:
1.007% 12/10/24 (c)	333,000	319,139
2.645% 6/24/31 (c)	550,000	467,716
2.894% 11/24/32 (c)	1,400,000	1,178,874
4.836% 5/9/28	415,000	409,693
3 month U.S. LIBOR + 3.054% 5.088% 6/20/30 (c)(d)	200,000	196,955
BPCE SA:
2.277% 1/20/32 (b)(c)	650,000	533,285
4.875% 4/1/26 (b)	500,000	502,739
Citigroup, Inc.:
2.572% 6/3/31 (c)	296,000	257,143
2.666% 1/29/31 (c)	307,000	270,052
4.30% 11/20/26	381,000	382,362
4.40% 6/10/25	1,225,000	1,238,291
4.91% 5/24/33	295,000	302,942
Commonwealth Bank of Australia 3.784% 3/14/32 (b)	610,000	551,166
Cooperatieve Rabobank UA 3.75% 7/21/26	700,000	682,475
Danske Bank A/S 1.171% 12/8/23 (b)(c)	500,000	494,947
Fifth Third Bancorp 8.25% 3/1/38	395,000	529,349
HSBC Holdings PLC:
1.589% 5/24/27 (c)	790,000	706,700
2.357% 8/18/31 (c)	1,050,000	875,949
2.848% 6/4/31 (c)	400,000	347,298
3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (c)(d)	300,000	292,431
Huntington Bancshares, Inc. 2.487% 8/15/36	388,000	314,198
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	200,000	201,459
JPMorgan Chase & Co.:
2.522% 4/22/31 (c)	256,000	225,474
2.956% 5/13/31 (c)	467,000	416,738

	Principal Amount(a)	Value

4.125% 12/15/26	$ 306,000	$ 307,709
4.95% 6/1/45	204,000	207,382
Lloyds Banking Group PLC 1.627% 5/11/27 (c)	1,000,000	901,664
Natwest Group PLC 2.359% 5/22/24 (c)	215,000	212,740
Royal Bank of Scotland Group PLC 6.00% 12/19/23	1,528,000	1,577,051
Santander Holdings USA, Inc. 3.50% 6/7/24	230,000	228,827
Societe Generale:
1.488% 12/14/26 (b)(c)	325,000	290,425
3.00% 1/22/30 (b)	625,000	544,765
3.625% 3/1/41 (b)	1,000,000	724,876
Standard Chartered PLC 3 month U.S. LIBOR + 1.560% 3.785% 5/21/25 (b)(c)(d)	500,000	496,560
SVB Financial Group 3.125% 6/5/30	197,000	174,453
Synovus Financial Corp. 3.125% 11/1/22	417,000	417,456
Truist Bank 2.25% 3/11/30	500,000	432,241
UniCredit SpA 1.982% 6/3/27 (b)(c)	875,000	772,475
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.750% 2.164% 2/11/26 (c)(d)	676,000	646,036
4.478% 4/4/31 (c)	752,000	759,275
4.65% 11/4/44	384,000	366,160
Zions Bancorp N.A. 3.25% 10/29/29	900,000	811,090
		27,063,836
Capital Markets – 4.9%
Ares Capital Corp.:
2.15% 7/15/26	335,000	294,806
4.25% 3/1/25	378,000	371,142
Blackstone Private Credit Fund 4.70% 3/24/25 (b)	476,000	464,002
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	351,000	335,769
3.091% 5/14/32 (b)(c)	725,000	608,002
3 month U.S. LIBOR + 1.410% 3.869% 1/12/29 (b)(c)(d)	250,000	234,308
4.194% 4/1/31 (b)(c)	700,000	648,478
4.55% 4/17/26	250,000	249,718
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.990% 2.905% 7/24/23 (c)(d)	381,000	381,054
3.50% 11/16/26	218,000	215,189
3.75% 5/22/25 to 2/25/26	396,000	396,943
5	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
FINANCIALS – continued
Capital Markets – continued
3 month U.S. LIBOR + 1.301% 4.223% 5/1/29 (c)(d)	$ 336,000	$ 333,702
Morgan Stanley:
1.794% 2/13/32 (c)	414,000	339,624
2.239% 7/21/32 Series MTN (c)	460,000	388,328
2.699% 1/22/31 (c)	266,000	238,605
3.625% 1/20/27	554,000	547,823
4.35% 9/8/26	535,000	541,464
3 month U.S. LIBOR + 1.628% 4.431% 1/23/30 (c)(d)	520,000	522,931
5.00% 11/24/25	707,000	731,562
UBS Group AG:
1.008% 7/30/24 (b)(c)	432,000	420,237
3 month U.S. LIBOR + 1.467% 3.126% 8/13/30 (b)(c)(d)	500,000	455,617
4.375% (b)(c)(e)	265,000	214,768
4.875% (b)(c)(e)	570,000	513,185
		9,447,257
Consumer Finance – 1.9%
Ally Financial, Inc.:
2.20% 11/2/28	304,000	258,311
3.875% 5/21/24	443,000	445,304
5.75% 11/20/25	141,000	145,166
5.80% 5/1/25	229,000	239,412
Capital One Financial Corp. 2.359% 7/29/32 (c)	432,000	342,496
Citizens Financial Group, Inc. 2.638% 9/30/32	397,000	325,936
Discover Financial Services 4.50% 1/30/26	128,000	128,961
Ford Motor Credit Co. LLC:
3.375% 11/13/25	615,000	588,666
3.625% 6/17/31	200,000	173,000
4.063% 11/1/24	350,000	342,985
Santander Holdings USA, Inc. 2.49% 1/6/28 (c)	205,000	186,146
Synchrony Financial 4.375% 3/19/24	424,000	427,383
		3,603,766
Diversified Financial Services – 5.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust:
1.65% 10/29/24	350,000	328,110
2.45% 10/29/26	150,000	134,127
3.00% 10/29/28	151,000	132,492
3.30% 1/30/32	161,000	135,852
3.40% 10/29/33	333,000	274,410
3.85% 10/29/41	540,000	421,758

	Principal Amount(a)	Value

AIB Group PLC:
3 month U.S. LIBOR + 1.874% 4.263% 4/10/25 (b)(c)(d)	$ 250,000	$ 248,852
4.75% 10/12/23 (b)	625,000	629,501
Air Lease Corp. 2.875% 1/15/32	590,000	488,852
Ares Capital Corp.:
3.875% 1/15/26	352,000	336,632
4.20% 6/10/24	566,000	568,121
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)	219,000	189,060
4.25% 4/15/26 (b)	175,000	167,434
5.50% 1/15/26 (b)	152,000	151,698
Bank of America Corp. 4.571% 4/27/33 (c)	1,200,000	1,212,242
Blackstone Holdings Finance Co. LLC 3.50% 9/10/49 (b)	338,000	273,069
BNP Paribas SA:
1.323% 1/13/27 (b)(c)	500,000	446,609
1.904% 9/30/28 (b)(c)	750,000	652,102
2.824% 1/26/41 (b)	700,000	503,601
4.625% 3/13/27 (b)	475,000	474,616
Credit Agricole SA 2.811% 1/11/41 (b)	488,000	351,891
Deutsche Bank AG:
2.129% 11/24/26 (c)	1,131,000	1,033,593
3.035% 5/28/32 (c)	566,000	469,711
4.50% 4/1/25	320,000	317,569
USAA Capital Corp. 2.125% 5/1/30 (b)	150,000	132,360
		10,074,262
Insurance – 4.0%
American International Group, Inc. 3 month U.S. LIBOR + 2.868% 5.75% 4/1/48 (c)(d)	398,000	379,095
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	310,000	270,531
Assurant, Inc. 2.65% 1/15/32	420,000	342,870
Athene Global Funding:
1.45% 1/8/26 (b)	410,000	371,034
1.985% 8/19/28 (b)	380,000	321,666
2.50% 3/24/28 (b)	340,000	302,505
Athene Holding Ltd. 3.45% 5/15/52	250,000	181,693
Corebridge Financial, Inc.:
3.65% 4/5/27 (b)	95,000	92,513
3.85% 4/5/29 (b)	93,000	89,247
3.90% 4/5/32 (b)	111,000	105,468
4.35% 4/5/42 (b)	25,000	22,698
4.40% 4/5/52 (b)	75,000	67,119

Quarterly Report	6

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
FINANCIALS – continued
Insurance – continued
Empower Finance 2020 LP 1.776% 3/17/31 (b)		$ 353,000	$ 291,297
Equitable Holdings, Inc.:
4.35% 4/20/28		227,000	227,657
5.00% 4/20/48		426,000	414,904
Fairfax Financial Holdings Ltd. 4.85% 4/17/28		335,000	334,299
Five Corners Funding Trust II 2.85% 5/15/30 (b)		880,000	783,150
Jackson Financial, Inc.:
3.125% 11/23/31 (b)		800,000	670,215
4.00% 11/23/51 (b)		485,000	370,582
Massachusetts Mutual Life Insurance Co. 3.729% 10/15/70 (b)		473,000	354,660
Pacific LifeCorp. 5.125% 1/30/43 (b)		309,000	313,757
Prudential Financial, Inc. 3.00% 3/10/40		287,000	235,800
The Hartford Financial Services Group, Inc. 3.60% 8/19/49		460,000	383,105
Unum Group 4.125% 6/15/51		230,000	177,396
Voya Financial, Inc.:
3 month U.S. LIBOR + 2.084% 4.70% 1/23/48 (c)(d)		423,000	360,470
4.80% 6/15/46		204,000	197,562
5.70% 7/15/43		56,000	60,316
			7,721,609
TOTAL FINANCIALS	57,910,730
HEALTH CARE – 7.6%
Biotechnology – 0.2%
Amgen, Inc. 3.375% 2/21/50		162,000	129,975
Regeneron Pharmaceuticals, Inc. 1.75% 9/15/30		438,000	362,216
			492,191
Health Care Equipment & Supplies – 0.2%
Abbott Laboratories 4.75% 11/30/36		285,000	312,293
Health Care Providers & Services – 3.2%
Centene Corp.:
2.625% 8/1/31		1,300,000	1,111,428
3.00% 10/15/30		544,000	484,922
4.25% 12/15/27		160,000	159,200
4.625% 12/15/29		260,000	256,240
Cigna Corp.:
3.40% 3/15/50		427,000	340,260

		Principal Amount(a)	Value

4.80% 8/15/38		$ 216,000	$ 218,639
4.90% 12/15/48		40,000	39,885
HCA, Inc.:
3.375% 3/15/29 (b)		249,000	230,504
3.625% 3/15/32 (b)		250,000	228,323
4.625% 3/15/52 (b)		370,000	325,790
5.125% 6/15/39		436,000	423,544
5.25% 6/15/49		382,000	368,371
Sabra Health Care LP 3.20% 12/1/31		365,000	300,857
UnitedHealth Group, Inc.:
3.75% 10/15/47		432,000	391,299
4.75% 7/15/45		456,000	477,943
Universal Health Services, Inc. 2.65% 10/15/30 to 1/15/32 (b)		943,000	790,722
			6,147,927
Pharmaceuticals – 4.0%
AbbVie, Inc.:
2.95% 11/21/26		471,000	457,790
4.25% 11/21/49		394,000	368,815
4.55% 3/15/35		461,000	465,845
AstraZeneca PLC 6.45% 9/15/37		426,000	534,498
Bayer U.S. Finance II LLC:
4.25% 12/15/25 (b)		1,077,000	1,086,455
4.375% 12/15/28 (b)		550,000	549,626
4.875% 6/25/48 (b)		574,000	548,715
Bristol-Myers Squibb Co.:
4.125% 6/15/39		122,000	119,982
4.25% 10/26/49		390,000	383,657
Elanco Animal Health, Inc.:
5.772% 8/28/23		608,000	620,160
6.40% 8/28/28		452,000	464,565
Mylan, Inc. 4.55% 4/15/28		350,000	343,276
Utah Acquisition Sub, Inc. 3.95% 6/15/26		1,017,000	993,623
Viatris, Inc.:
2.70% 6/22/30		455,000	380,464
4.00% 6/22/50		450,000	335,870
			7,653,341
TOTAL HEALTH CARE	14,605,752
INDUSTRIALS – 5.6%
Aerospace & Defense – 1.6%
BAE Systems PLC 1.90% 2/15/31 (b)		525,000	430,829
Northrop Grumman Corp. 4.03% 10/15/47		372,000	344,429
The Boeing Co.:
5.04% 5/1/27		1,348,000	1,354,379
7	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
INDUSTRIALS – continued
Aerospace & Defense – continued
5.15% 5/1/30	$ 958,000	$ 952,433
		3,082,070
Air Freight & Logistics – 0.2%
FedEx Corp. 4.05% 2/15/48	478,000	412,765
Airlines – 1.0%
American Airlines Pass Through Trust:
3.70% 4/15/27	466,931	434,412
3.75% 4/15/27	147,557	135,369
3.85% 8/15/29	190,463	171,626
British Airways 2021-1 Class A Pass Through Trust 2.90% 9/15/36 (b)	195,869	171,122
Southwest Airlines Co.:
5.125% 6/15/27	382,000	398,132
5.25% 5/4/25	396,000	412,033
United Airlines Pass Through Trust:
3.50% 11/1/29	176,013	157,728
4.60% 9/1/27	91,860	87,000
		1,967,422
Building Products – 0.8%
Carrier Global Corp. 2.70% 2/15/31	1,776,000	1,543,089
Electrical Equipment – 0.3%
Vontier Corp. 2.95% 4/1/31	642,000	540,802
Industrial Conglomerates – 0.2%
Roper Technologies, Inc. 2.95% 9/15/29	389,000	354,122
Machinery – 0.5%
Westinghouse Air Brake Technologies Corp.:
3.20% 6/15/25	438,000	423,181
3.45% 11/15/26	456,000	432,945
		856,126
Road & Rail – 0.8%
Burlington Northern Santa Fe LLC 4.70% 9/1/45	457,000	463,471
Canadian Pacific Railway Co. 3.10% 12/2/51	327,000	256,488
CSX Corp. 4.75% 11/15/48	402,000	409,602
Union Pacific Corp. 3.75% 2/5/70	470,000	391,397
		1,520,958

		Principal Amount(a)	Value

Trading Companies & Distributors – 0.2%
Air Lease Corp. 3.25% 3/1/25		$ 411,000	$ 398,988
TOTAL INDUSTRIALS	10,676,342
INFORMATION TECHNOLOGY – 3.7%
IT Services – 0.2%
Fiserv, Inc. 3.50% 7/1/29		472,000	441,410
Semiconductors & Semiconductor Equipment – 1.4%
Broadcom, Inc.:
1.95% 2/15/28 (b)		302,000	262,560
2.45% 2/15/31 (b)		175,000	145,052
2.60% 2/15/33 (b)		382,000	306,862
3.50% 2/15/41 (b)		363,000	287,217
CDW LLC / CDW Finance Corp. 2.67% 12/1/26		474,000	436,070
Micron Technology, Inc.:
2.703% 4/15/32		475,000	397,258
4.185% 2/15/27		401,000	401,167
NXP BV / NXP Funding LLC / NXP USA, Inc. 2.70% 5/1/25		337,000	323,241
			2,559,427
Software – 1.1%
Oracle Corp.:
2.30% 3/25/28		408,000	360,236
2.50% 4/1/25		992,000	956,242
2.875% 3/25/31		190,000	161,674
3.95% 3/25/51		430,000	327,866
4.30% 7/8/34		347,000	317,087
			2,123,105
Technology Hardware, Storage & Peripherals – 1.0%
Apple, Inc. 4.65% 2/23/46		218,000	234,282
Dell International LLC / EMC Corp.:
3.45% 12/15/51 (b)		435,000	315,310
4.90% 10/1/26		716,000	730,682
6.02% 6/15/26		590,000	623,003
			1,903,277
TOTAL INFORMATION TECHNOLOGY	7,027,219
MATERIALS – 1.0%
Chemicals – 0.8%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)		1,072,000	943,138
3.468% 12/1/50 (b)		492,000	381,807
LYB International Finance III LLC 2.25% 10/1/30		368,000	314,323
			1,639,268

Quarterly Report	8

Nonconvertible Bonds – continued
		Principal Amount(a)	Value
MATERIALS – continued
Containers & Packaging – 0.2%
Avery Dennison Corp. 4.875% 12/6/28		$ 325,000	$ 334,887
TOTAL MATERIALS	1,974,155
REAL ESTATE – 5.8%
Equity Real Estate Investment Trusts (REITs) – 4.4%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33		181,000	143,268
4.70% 7/1/30		75,000	76,176
American Homes 4 Rent LP:
2.375% 7/15/31		29,000	23,980
3.375% 7/15/51		45,000	32,768
3.625% 4/15/32		102,000	93,053
4.30% 4/15/52		71,000	60,645
Brixmor Operating Partnership LP:
2.25% 4/1/28		302,000	266,191
4.05% 7/1/30		429,000	403,145
4.125% 5/15/29		205,000	197,136
Camden Property Trust:
2.80% 5/15/30		65,000	59,146
3.15% 7/1/29		247,000	232,652
Crown Castle International Corp. 2.25% 1/15/31		323,000	270,208
Hudson Pacific Properties LP 3.95% 11/1/27		422,000	408,217
Invitation Homes Operating Partnership LP:
2.00% 8/15/31		395,000	316,934
4.15% 4/15/32		153,000	146,002
Kite Realty Group Trust 4.75% 9/15/30		317,000	309,670
Lexington Realty Trust 4.40% 6/15/24		242,000	244,364
MPT Operating Partnership LP / MPT Finance Corp. 3.50% 3/15/31		856,000	748,433
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		234,000	185,724
3.625% 10/1/29		427,000	375,573
4.375% 8/1/23		166,000	166,599
4.50% 1/15/25		204,000	203,499
Piedmont Operating Partnership LP 2.75% 4/1/32		53,000	42,716
Retail Properties of America, Inc. 4.00% 3/15/25		15,000	14,878
Rexford Industrial Realty LP 2.15% 9/1/31		394,000	323,317
Simon Property Group LP 2.45% 9/13/29		212,000	186,684

		Principal Amount(a)	Value

STORE Capital Corp. 2.75% 11/18/30		$ 67,000	$ 56,973
Sun Communities Operating LP:
2.30% 11/1/28		60,000	52,576
2.70% 7/15/31		245,000	207,109
4.20% 4/15/32		790,000	743,524
VICI Properties LP:
4.75% 2/15/28		188,000	185,979
4.95% 2/15/30		550,000	540,628
Vornado Realty LP:
2.15% 6/1/26		73,000	66,590
3.40% 6/1/31		265,000	231,620
Welltower, Inc. 4.125% 3/15/29		436,000	430,977
WP Carey, Inc. 2.40% 2/1/31		397,000	333,480
			8,380,434
Real Estate Management & Development – 1.4%
Corporate Office Properties LP 2.00% 1/15/29		278,000	232,436
Realty Income Corp.:
2.20% 6/15/28		27,000	24,278
2.85% 12/15/32		193,000	172,264
Spirit Realty LP 2.10% 3/15/28		398,000	347,528
STORE Capital Corp. 2.70% 12/1/31		680,000	563,405
Tanger Properties LP:
2.75% 9/1/31		170,000	138,223
3.125% 9/1/26		1,050,000	994,850
Ventas Realty LP 3.00% 1/15/30		337,000	304,040
			2,777,024
TOTAL REAL ESTATE	11,157,458
UTILITIES – 8.7%
Electric Utilities – 4.0%
Cleco Corporate Holdings LLC:
3.743% 5/1/26		1,871,000	1,828,584
4.973% 5/1/46		356,000	339,245
Duke Energy Corp.:
2.45% 6/1/30		68,000	58,994
4.20% 6/15/49		436,000	380,364
Duke Energy Indiana LLC 4.90% 7/15/43		88,000	88,939
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)		86,000	72,628
2.775% 1/7/32 (b)		177,000	148,959
3.616% 8/1/27 (b)		250,000	238,486
Exelon Corp. 4.05% 4/15/30		380,000	372,300
9	Quarterly Report

Schedule of Investments (Unaudited)–continued
Nonconvertible Bonds – continued
	Principal Amount(a)	Value
UTILITIES – continued
Electric Utilities – continued
FirstEnergy Corp.:
2.25% 9/1/30	$ 639,000	$ 535,012
4.40% 7/15/27	416,000	412,880
7.375% 11/15/31	700,000	826,679
Puget Energy, Inc.:
3.65% 5/15/25	848,000	841,007
4.10% 6/15/30	1,161,000	1,107,207
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (b)	224,000	213,974
Xcel Energy, Inc. 3.50% 12/1/49	278,000	225,859
		7,691,117
Gas Utilities – 0.3%
Southern Co. Gas Capital Corp.:
3.15% 9/30/51	416,000	307,513
4.40% 5/30/47	204,000	183,933
		491,446
Independent Power and Renewable Electricity Producers – 2.5%
AIA Group Ltd. 3.60% 4/9/29 (b)	650,000	634,168
Emera U.S. Finance LP:
3.55% 6/15/26	1,881,000	1,838,321
4.75% 6/15/46	426,000	393,561
The AES Corp.:
1.375% 1/15/26	392,000	354,154
2.45% 1/15/31	1,052,000	875,604
3.30% 7/15/25 (b)	444,000	432,092
3.95% 7/15/30 (b)	302,000	280,165
		4,808,065
Multi-Utilities – 1.9%
Alabama Power Co. 3.05% 3/15/32	216,000	201,666
Berkshire Hathaway Energy Co. 2.85% 5/15/51	416,000	310,870
Consolidated Edison Co. of New York, Inc. 3.00% 12/1/60	51,000	36,362
Dominion Energy, Inc.:
3.071% 8/15/24	881,000	876,785
4.25% 6/1/28	343,000	345,700
Exelon Corp.:
3.35% 3/15/32 (b)	58,000	53,165
4.10% 3/15/52 (b)	43,000	38,328
NiSource, Inc.:
3.49% 5/15/27	394,000	384,874
3.95% 3/30/48	396,000	330,015
4.80% 2/15/44	388,000	361,057
ONE Gas, Inc. 2.00% 5/15/30	394,000	334,489

		Principal Amount(a)	Value

Sempra Energy 3.80% 2/1/38		$ 472,000	$ 417,479
			3,690,790
TOTAL UTILITIES	16,681,418
TOTAL NONCONVERTIBLE BONDS (Cost $201,965,834)	178,525,184
U.S. Treasury Obligations – 3.8%

U.S. Treasury Bonds:
1.875% 2/15/41 to 11/15/51		1,528,000	1,180,715
2.00% 11/15/41 to 8/15/51		1,739,000	1,400,102
U.S. Treasury Notes:
2.25% 2/15/52		3,940,000	3,295,441
2.875% 5/15/52		1,500,000	1,443,281
TOTAL U.S. TREASURY OBLIGATIONS (Cost $8,364,201)	7,319,539
Asset-Backed Securities – 0.1%

Domino's Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (b) (Cost $124,485)		124,485	123,186

Money Market Fund – 2.8%
		Shares
Fidelity Cash Central Fund, 0.82% (f) (Cost $5,258,413)		5,257,445	5,258,496
TOTAL INVESTMENT IN SECURITIES – 99.8% (Cost $215,712,933)	191,226,405
NET OTHER ASSETS (LIABILITIES) – 0.2%	421,201
NET ASSETS – 100.0%	$ 191,647,606

Quarterly Report	10

Legend
(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $40,861,265 or 21.3% of net assets.
(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security is perpetual in nature with no stated maturity date.
(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including ownership percentage, is presented below.
Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund, 0.82%	$12,316,151	$35,948,867	$43,006,522	$10,825	$—	$—	$5,258,496	0.0%
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific event, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee.
The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:
Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)
Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds and U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.
For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
11	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.
Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.
Quarterly Report	12

13	Quarterly Report